Condensed Consolidated Interim Statements of Comprehensive Income - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the period	¥ 207,602	¥ 299,329	¥ 616,203	¥ 471,898
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	20,742	45,754	78,760	64,000
Share of other comprehensive income of investments accounted for using the equity method	(1,207)	1,040	113	613
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(79)	13	(97)	127
Exchange differences on translating foreign operations	182,103	(36,418)	219,152	(114,008)
Share of other comprehensive income of investments accounted for using the equity method	16,709	5,297	43,385	5,772
Total other comprehensive income, net of tax	218,268	15,686	341,313	(43,496)
Comprehensive income for the period	425,870	315,015	957,516	428,402
Comprehensive income for the period attributable to:
Owners of the parent	403,390	296,866	918,110	394,202
Non-controlling interests	¥ 22,480	¥ 18,149	¥ 39,406	¥ 34,200